STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 026	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Net investment income from Master Trust	$ 1,159,405,153
Interest on notes receivable from participants	5,673,181
Total investment income and interest on notes receivable from participants	1,165,078,334
Contributions:
Participants	272,118,345
Employer	152,940,914
Total contributions	425,059,259
Total additions	1,590,137,593
Deductions from net assets attributed to:
Distributions and withdrawals	838,266,214
Administrative expenses	4,172,450
Total deductions	842,438,664
Transfers to other plans, net	(208,232,268)
Net increase in net assets available for benefits	539,466,661
Net assets available for benefits, beginning of year	7,188,548,319
Net assets available for benefits, end of year	$ 7,728,014,980